Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Loss for the year	$ (4,426)	$ (5,802)
Items not involving cash:
Amortization	106	15
Change in fair value of warrants	39	622
Deferred income tax (benefit) expense	(131)	796
Equity pick up from associate	(1,884)	(227)
Gain on sale of exploration and evaluation assets, net of transaction costs		(1,151)
Share based payment expense	2,572	2,109
Unrealized foreign exchange loss	255	58
Accounts receivable	288	(212)
Prepaid expenses	58	(39)
Trade and other payables	(84)	(114)
Net cash used in operating activities	(3,207)	(3,945)
INVESTING ACTIVITIES
Exploration and evaluation expenditures	(3,230)	(2,216)
Investment in Juanicipio	(53,549)	(23,942)
Disposition costs from sale of exploration and evaluation assets		(51)
Purchase of property and equipment	(354)	(3)
Net cash used in investing activities	(57,133)	(26,212)
FINANCING ACTIVITIES
Issuance of common shares upon exercise of stock options	2,819
Payment of lease obligation (principal)	(71)
Net cash from financing activities	2,748
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(228)	(58)
DECREASE IN CASH AND CASH EQUIVALENTS	(57,820)	(30,215)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	130,180	160,395
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 72,360	$ 130,180